SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUS

Xtrackers US National Critical Technologies ETF (CRTC)

The following disclosure supplements the fund’s summary prospectus and prospectus:
Following changes made by the U.S. Department of Defense (“DoD”), also known as the Department of War, Office of the Undersecretary of War Research & Engineering, the 14 critical technology sectors that are screened to select companies for inclusion in the fund’s Underlying Index have been replaced by the following 6 critical technology sectors: (i) Applied Artificial Intelligence; (ii) Biomanufacturing; (iii) Contested Logistics Technologies; (iv) Quantum and Battlefield Information Dominance; (v) Scaled Hypersonics; and (vi) Scaled Directed Energy.
Accordingly, all references in the summary prospectus and prospectus to 14 critical technology sectors are replaced by the foregoing 6 critical technology sectors.
The following disclosure replaces the “Step 1: Critical Technology Screen” sub-section of the “Additional Underlying Index Information — Selection of Underlying Index Constituent Securities” section under the “PRINCIPAL INVESTMENT STRATEGIES” section of the “FUND DETAILS” section of the fund’s prospectus.
Step 1: Critical Technology Screen
First, J.H. Whitney uses a critical technology screen to select companies from the Underlying Index’s index universe that are associated with one of 6 critical technology sectors by mapping each of the 6 critical technology sectors to SIC codes. The mapping of the critical technology sectors to SIC codes is as follows:
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Applied Artificial Intelligence:
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Computer Programming, Data Processing, and Other Computer Related Services
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Measuring and Controlling Devices, Not Elsewhere Classified
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Miscellaneous Electrical Machinery, Equipment, and Supplies
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Motor Vehicle Parts and Accessories
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Motor Vehicles and Passenger Car Bodies
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Computer Processing and Data Preparation and Processing Services
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Prepackaged Software
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Electrical Industrial Apparatus
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Electronic and Other Electrical Equipment and Components, Except Computer Equipment
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Industrial Instruments for Measurement, Display, and Control of Process Variables; and Related Products
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Switchgear and Switchboard Apparatus
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General Industrial Machinery and Equipment
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General Industrial Machinery and Equipment, Not Elsewhere Classified
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Biomanufacturing:
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Biological Products, Except Diagnostic Substances
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Commercial Physical and Biological Research
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Electromedical and Electrotherapeutic Apparatus
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In Vitro and In Vivo Diagnostic Substances
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Laboratory Analytical Instruments
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Medical Laboratories
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Medicinal Chemicals and Botanical Products
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Pharmaceutical Preparations
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Contested Logistics Technologies:
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Cogeneration Services and Small Power Producers
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Electric Services
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Electronic Components and Accessories
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Motors and Generators
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Power, Distribution, and Specialty Transformers
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Petroleum Refining
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Abrasive, Asbestos, and Miscellaneous Nonmetallic Mineral Products
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Chemicals and Allied Products
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Industrial Organic Chemicals
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Metals and Minerals, Except Petroleum
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Miscellaneous Chemical Products
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Miscellaneous Plastics Products
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Plastics Materials and Synthetic Resins, Synthetic Rubber, Cellulosic and Other Manmade Fibers, Except Glass
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Plastics Materials, Synthetic Resins, and Nonvulcanizable Elastomers
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Metal Mining
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Industrial Inorganic Chemicals
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Steel Works, Blast Furnaces (Including Coke Ovens), and Rolling Mills
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Miscellaneous Metal Ores
June 2, 2026
PROSTKR26-22

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Mining and Quarrying of Nonmetallic Minerals, except Fuels
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Quantum and Battlefield Information Dominance:
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Communications Services, Not Elsewhere Classified
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Machinery, Equipment, and Supplies
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Radiotelephone Communications
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Computer Communications Equipment
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Cable and Other Pay Television Services
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Communications Equipment, Not Elsewhere Classified
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Computer Peripheral Equipment, Not Elsewhere Classified
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Computer Integrated Systems Design
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Air-Conditioning and Warm Air Heating Equipment and Commercial and Industrial Refrigeration Equipment
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Computer Programming Services
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Electronic Connectors
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Photographic Equipment and Supplies
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Semiconductors and Related Devices
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Electronic Computers
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Search, Detection, Navigation, Guidance, Aeronautical, and Nautical Systems and Instruments
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Air Transportation, Nonscheduled
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Airports, Flying Fields, and Airport Terminal Services
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Arrangement of Transportation of Freight and Cargo
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Industrial and Commercial Machinery and Computer Equipment
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Printing Trades Machinery and Equipment
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Transportation Services
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Heavy Construction Other Than Building Construction Contractors
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Radio and Television Broadcasting and Communications Equipment
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Telephone and Telegraph Apparatus
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Telephone Communications
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Telephone Communications, Except Radiotelephone
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Water, Sewer, Pipeline, and Communications and Power Line Construction
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Scaled Hypersonics:
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Aircraft
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Aircraft and Parts
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Aircraft Parts and Auxiliary Equipment, Not Elsewhere Classified
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Engines and Turbines
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Guided Missiles and Space Vehicles
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Guided Missiles and Space Vehicles and Parts
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Aircraft Engines and Engine Parts
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Scaled Directed Energy:
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Electronic Components, Not Elsewhere Classified
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Electronic Parts and Equipment, Not Elsewhere Classified
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Instruments for Measuring and Testing of Electricity and Electrical Signals
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Optical Instruments and Lenses
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Printed Circuit Boards
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Special Industry Machinery, Not Elsewhere Classified
Please Retain This Supplement for Future Reference
June 2, 2026
PROSTKR26-22